Leases - Schedule of other information related to the Company's leases (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 220,302	$ 193,006
Weighted-average remaining lease term (in years)	3 years 9 months 18 days	4 years 4 months 24 days
Weighted-average discount rate	9.94%	9.94%